UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 9/30/2015 is included with this Form.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (5.1%)

$231,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	$231,450
140,000	Americredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27%, 7/8/19	139,878
270,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 (1)	270,995
150,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.46%, 7/20/20 (1)	152,199
194,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.26%, 5/21/18	194,187
275,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A4, 1.62%, 10/22/18	276,595
200,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	201,591
150,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (1)	150,330
190,000	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	190,364
500,000	Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	500,266
350,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	350,266
150,000	Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	150,467
245,000	Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class A1, 0.85%, 1/15/18	245,099
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	304,861
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	109,428
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	151,734
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	209,335

	TOTAL ASSET-BACKED SECURITIES (Cost $3,826,109) (5.1%)	3,829,045
COMMERCIAL MORTGAGE-BACKED SECURITIES (5.7%)
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (2)	158,406
349,690	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	359,037

Principal Amount		Value
$338,302	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	$351,172
200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.68%, 8/25/45 (1)(2)	208,639
117,113	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.20%, 12/25/45 (1)(2)	120,313
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (1)(2)	203,816
300,172	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	294,706
600,000	GNMA, Series 2013-12, Class B, 2.22%, 11/16/52 (2)	587,148
364,541	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	357,812
255,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	267,656
264,299	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	280,979
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	155,612
400,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	415,128
159,001	Sequoia Mortgage Trust, Series 2004-8, Class A1, 0.92%, 9/20/34 (2)	151,373
164,630	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 2.45%, 6/25/34 (2)	158,029
226,192	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.24%, 4/25/45 (2)	227,132

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,407,164) (5.7%)	4,296,958
CORPORATE BONDS & NOTES (41.3%)
	BASIC MATERIALS (1.2%)
200,000	ArcelorMittal, Senior Unsecured Notes, 5.25%, 2/25/17	198,000
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	141,375
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	200,930
200,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	210,714
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (3)	153,375
		904,394
	COMMUNICATIONS (3.5%)
100,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	98,952
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	147,231
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	189,830

1

September 30, 2015

Principal Amount		Value
$250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	$251,629
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	250,861
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	255,000
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	197,979
250,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	254,063
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	276,446
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	305,007
209,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	211,872
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, 9/15/43	177,217
		2,616,087
	CONSUMER, CYCLICAL (4.7%)
300,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	344,548
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	151,125
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	310,553
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	297,991
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, 5/15/16 (3)	251,532
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18	248,078
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	104,750
275,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (1)	278,677
200,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	222,500
250,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	258,272
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	200,017
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	101,284
100,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	107,053
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (3)	156,750
200,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	217,500
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	243,203
		3,493,833
	CONSUMER, NON-CYCLICAL (6.1%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	145,535
125,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	125,497

Principal Amount		Value
$200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	$200,369
200,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	194,519
250,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21 (3)	263,431
250,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	257,060
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	199,250
300,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	306,186
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	269,923
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	151,076
250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	247,500
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (1)(3)	192,169
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	150,322
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	369,619
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (3)	151,500
250,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	248,243
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	152,433
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	97,099
250,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	268,125
150,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	151,578
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	101,512
100,000	Valeant Pharmaceuticals International, Inc., Guaranteed Notes, 5.38%, 3/15/20 (1)	97,187
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)(3)	245,970
		4,586,103
	ENERGY (2.2%)
250,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	269,783
150,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	137,563
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	176,202
200,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19 (3)	196,762
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	132,794
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	100,682
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22 (3)	209,563

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	$258,415
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	164,770
		1,646,534
	FINANCIAL (19.1%)
100,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	99,249
250,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	254,656
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	203,750
250,000	American Express Co., Senior Unsecured Notes, 0.92%, 5/22/18 (2)	249,677
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(3)	299,799
200,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 3.45%, 6/1/25	197,131
200,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	209,250
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	249,821
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,267
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (1)	308,025
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	560,150
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	254,440
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	198,620
100,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22 (3)	99,875
250,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	260,127
350,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	352,346
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	251,079
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	252,055
300,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	299,172
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	217,743
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	246,040
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	359,660
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	249,165
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	252,060

Principal Amount		Value
$300,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	$302,580
272,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	284,398
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	119,292
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	350,480
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	380,051
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	210,069
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	219,980
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	199,209
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	324,183
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	256,562
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	247,274
160,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (1)	167,406
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	251,349
400,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	419,032
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	304,722
250,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	280,395
350,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	356,593
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	249,802
250,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	249,385
300,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	294,550
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	281,663
300,000	Standard Chartered PLC, Senior Unsecured Notes, 1.50%, 9/8/17 (1)	300,672
350,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	349,898
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,189
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	202,045
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20	149,811
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	254,024
350,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	380,602

3

September 30, 2015

Principal Amount		Value
$300,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	$353,284
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	285,602
		14,350,259
	INDUSTRIAL (2.0%)
175,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25 (3)	172,484
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	216,000
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	249,675
150,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45 (3)	139,753
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	288,125
8,000	Owens Corning, Inc., Guaranteed Notes, 6.50%, 12/1/16 (3)	8,537
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	247,905
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	200,543
		1,523,022
	TECHNOLOGY (0.7%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	152,852
250,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	236,069
150,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (3)	143,994
		532,915
	UTILITIES (1.8%)
200,000	Consumers Energy Co., 3.13%, 8/31/24	202,211
300,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	327,872
380,000	Florida Power & Light Co., 4.95%, 6/1/35	420,473
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	154,254
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	249,231
		1,354,041
	TOTAL CORPORATE BONDS & NOTES (Cost $30,966,533) (41.3%)	31,007,188
FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	330,000

Principal Amount		Value
$250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24 (3)	$264,375

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $571,189) (0.8%)	594,375
LONG-TERM MUNICIPAL SECURITIES (2.5%)

	CALIFORNIA (0.9%)
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	204,498
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	152,236
200,000	State of California, Build America Bond, General Obligation Unlimited, 5.70%, 11/1/21	236,208
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	87,667
		680,609
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	309,258

	TEXAS (1.0%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	270,715
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	476,490
		747,205
	VIRGINIA (0.2%)
100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	123,948

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,834,353) (2.5%)	1,861,020
SHORT-TERM MUNICIPAL SECURITIES (0.3%)

	ILLINOIS (0.3%)
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	253,975

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $254,057) (0.3%)	253,975

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.4%)
$68,416	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	$74,887
55,907	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	61,415
33,728	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	36,890
592,657	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	634,582
139,409	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	148,891
14,442	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	15,015
5,667	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	5,911
33,266	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	34,478
87,069	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	90,985
18,243	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	19,306
412,854	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	445,003
856	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	890
1,047	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	1,088
13,067	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	13,586
2,091	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	2,174
215,174	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	224,573
28,434	FHLMC Gold PC Pool #G08184, 5.00%, 1/1/37	31,104
3,599	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	3,870
5,209	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	5,602
28,594	FHLMC Gold PC Pool #G18044, 4.50%, 3/1/20	29,829
6,114	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	6,393
89,007	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	92,541
24,097	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	25,250
273,306	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	293,573
26,998	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	29,254
112,032	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	117,067
211,228	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	225,079
176,357	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	184,230

Principal Amount		Value
$446,890	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	$453,098
410,850	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	417,100
7,777	FHLMC REMIC Trust Series 2643, Class ME, 3.50%, 3/15/18	7,787
500,000	FNMA, 1.63%, 11/27/18	508,940
13,653	FNMA Pool #254383, 7.50%, 6/1/32	17,205
33,562	FNMA Pool #254476, 5.50%, 9/1/32	37,768
19,684	FNMA Pool #254684, 5.00%, 3/1/18	20,449
75,023	FNMA Pool #255496, 5.00%, 11/1/34	82,983
5,749	FNMA Pool #255580, 5.50%, 2/1/35	6,478
3,695	FNMA Pool #258149, 5.50%, 9/1/34	4,121
23,973	FNMA Pool #412682, 6.00%, 3/1/28	27,302
844	FNMA Pool #511823, 5.50%, 5/1/16	846
179	FNMA Pool #568625, 7.50%, 1/1/31	184
29,080	FNMA Pool #571090, 7.50%, 1/1/31	29,542
890	FNMA Pool #573935, 7.50%, 3/1/31	912
6,838	FNMA Pool #622373, 5.50%, 12/1/16	6,956
9,905	FNMA Pool #623503, 6.00%, 2/1/17	10,112
86,008	FNMA Pool #626440, 7.50%, 2/1/32	96,949
4,709	FNMA Pool #631328, 5.50%, 2/1/17	4,805
571	FNMA Pool #638247, 5.50%, 5/1/17	582
500	FNMA Pool #643277, 5.50%, 4/1/17	510
6,028	FNMA Pool #685183, 5.00%, 3/1/18	6,263
1,198	FNMA Pool #688539, 5.50%, 3/1/33	1,349
12,809	FNMA Pool #703936, 5.00%, 5/1/18	13,309
23,700	FNMA Pool #726889, 5.50%, 7/1/33	26,448
70,570	FNMA Pool #735224, 5.50%, 2/1/35	79,415
23,558	FNMA Pool #763393, 5.50%, 2/1/34	26,280
3,711	FNMA Pool #769682, 5.00%, 3/1/34	4,108
67,177	FNMA Pool #769862, 5.50%, 2/1/34	75,660
1,047	FNMA Pool #778141, 5.00%, 5/1/34	1,159
828	FNMA Pool #789150, 5.00%, 10/1/34	914
10,443	FNMA Pool #797154, 5.50%, 11/1/34	11,805
31,280	FNMA Pool #801063, 5.50%, 11/1/34	35,266
19,304	FNMA Pool #803675, 5.50%, 12/1/34	21,538
27,971	FNMA Pool #804683, 5.50%, 12/1/34	31,205
9,142	FNMA Pool #910242, 5.00%, 3/1/37	10,062
146,730	FNMA Pool #919584, 6.00%, 6/1/37	165,773
45,296	FNMA Pool #975116, 5.00%, 5/1/38	49,841
18,288	FNMA Pool #AA2531, 4.50%, 3/1/39	19,822
69,000	FNMA Pool #AB2053, 3.50%, 1/1/26	73,027
320,854	FNMA Pool #AB2346, 4.50%, 2/1/41	348,975
236,507	FNMA Pool #AB5231, 2.50%, 5/1/27	243,346
306,378	FNMA Pool #AB5716, 3.00%, 7/1/27	320,453
507,426	FNMA Pool #AB8144, 5.00%, 4/1/37	559,474
349,030	FNMA Pool #AC8908, 4.50%, 1/1/40	379,472
26,755	FNMA Pool #AD1035, 4.50%, 2/1/40	29,076
117,320	FNMA Pool #AD8536, 5.00%, 8/1/40	129,401
171,484	FNMA Pool #AE1853, 4.00%, 8/1/40	183,246
161,983	FNMA Pool #AH3226, 5.00%, 2/1/41	178,852
127,462	FNMA Pool #AH8932, 4.50%, 4/1/41	138,525
41,078	FNMA Pool #AI0620, 4.50%, 5/1/41	44,671
243,141	FNMA Pool #AI4285, 5.00%, 6/1/41	268,612
184,878	FNMA Pool #AJ5888, 4.50%, 11/1/41	200,719
56,420	FNMA Pool #AJ9278, 3.50%, 12/1/41	58,997
154,055	FNMA Pool #AL3272, 5.00%, 2/1/25	169,511

5

September 30, 2015

Principal Amount		Value
$6,580	FNMA Pool #AL5259, 3.50%, 5/1/29	$6,956
334,316	FNMA Pool #AQ0287, 3.00%, 10/1/42	340,240
114,867	FNMA Pool #AR2174, 3.00%, 4/1/43	116,771
402,613	FNMA Pool #AR6394, 3.00%, 2/1/43	409,482
454,424	FNMA Pool #AS2337, 4.50%, 5/1/44	493,544
161,290	FNMA Pool #AS3155, 4.00%, 8/1/44	172,159
117,899	FNMA Pool #AS3157, 4.00%, 8/1/44	125,843
289,801	FNMA Pool #AU1847, 3.00%, 9/1/43	294,523
169,158	FNMA Pool #AU2135, 2.50%, 8/1/28	174,051
274,758	FNMA Pool #AU4279, 3.00%, 9/1/43	279,256
190,117	FNMA Pool #AV6345, 4.50%, 1/1/44	206,549
299,486	FNMA Pool #AW0353, 4.50%, 3/1/44	325,258
504,481	FNMA Pool #AW5055, 3.50%, 7/1/44	527,787
163,114	FNMA Pool #AW6645, 3.00%, 6/1/29	170,196
170,610	FNMA Pool #AW7362, 2.50%, 8/1/29	174,490
416,576	FNMA Pool #AX0416, 4.00%, 8/1/44	444,645
295,315	FNMA Pool #AX1138, 3.50%, 9/1/44	308,349
273,378	FNMA Pool #AX9013, 3.50%, 2/1/45	285,443
474,520	FNMA Pool #AY2728, 2.50%, 2/1/30	484,248
371,367	FNMA Pool #MA0641, 4.00%, 2/1/31	400,285
1,084,414	FNMA Pool #MA1107, 3.50%, 7/1/32	1,147,820
13,688	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	13,986
149,638	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	150,153
309,196	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	314,210
1,498	GNMA I Pool #429786, 6.00%, 12/15/33	1,725
30,387	GNMA I Pool #548880, 6.00%, 12/15/31	34,142
26,947	GNMA I Pool #551762, 6.00%, 4/15/32	30,882
2,988	GNMA I Pool #557681, 6.00%, 8/15/31	3,357
12,207	GNMA I Pool #582415, 6.00%, 11/15/32	14,116
46,095	GNMA I Pool #583008, 5.50%, 6/15/34	52,427
37,008	GNMA I Pool #605025, 6.00%, 2/15/34	41,581
17,628	GNMA I Pool #605245, 5.50%, 6/15/34	19,876
12,731	GNMA I Pool #610944, 5.50%, 4/15/34	14,259
31,466	GNMA I Pool #622603, 6.00%, 11/15/33	35,797
4,552	GNMA I Pool #626480, 6.00%, 2/15/34	5,240
21,741	GNMA II Pool #3645, 4.50%, 12/20/19	22,661
223,610	GNMA II Pool #5332, 4.00%, 3/20/42	239,798
200,185	GNMA II Pool #MA1520, 3.00%, 12/20/43	205,396
177,725	GNMA II Pool #MA1678, 4.00%, 2/20/44	189,846
525,500	GNMA II Pool #MA1922, 5.00%, 5/20/44	577,297
174,963	GNMA II Pool #MA2445, 3.50%, 12/20/44	183,611

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,279,375) (23.4%)	17,532,924

U.S. TREASURY OBLIGATIONS (19.0%)

	U.S. TREASURY NOTES & BONDS (19.0%)
350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	465,573
601,210	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	674,482
950,000	U.S. Treasury Bonds, 5.25%, 11/15/28	1,271,367
550,000	U.S. Treasury Bonds, 4.38%, 2/15/38	707,266
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	385,023
675,000	U.S. Treasury Bonds, 3.63%, 8/15/43	776,883
430,000	U.S. Treasury Bonds, 3.38%, 5/15/44	471,936

Principal Amount		Value
$150,000	U.S. Treasury Bonds, 2.50%, 2/15/45	$138,090
70,000	U.S. Treasury Notes, 0.38%, 10/31/16	69,985
250,000	U.S. Treasury Notes, 0.50%, 11/30/16	250,182
450,000	U.S. Treasury Notes, 0.88%, 12/31/16	452,256
200,000	U.S. Treasury Notes, 0.75%, 3/15/17	200,682
150,000	U.S. Treasury Notes, 0.88%, 10/15/17	150,621
300,000	U.S. Treasury Notes, 0.88%, 11/15/17	301,063
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	500,209
300,000	U.S. Treasury Notes, 1.00%, 2/15/18	301,610
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	606,781
600,000	U.S. Treasury Notes, 1.50%, 3/31/19	608,609
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	535,495
450,000	U.S. Treasury Notes, 1.63%, 6/30/19	457,951
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	203,000
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	199,786
700,000	U.S. Treasury Notes, 1.38%, 3/31/20	702,115
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	198,245
300,000	U.S. Treasury Notes, 2.25%, 4/30/21	311,352
600,000	U.S. Treasury Notes, 2.13%, 6/30/21	618,140
1,000,000	U.S. Treasury Notes, 1.50%, 1/31/22	988,802
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	150,480
200,000	U.S. Treasury Notes, 2.50%, 8/15/23	209,047
550,000	U.S. Treasury Notes, 2.75%, 2/15/24	584,547
350,000	U.S. Treasury Notes, 2.25%, 11/15/24	356,544
200,000	U.S. Treasury Notes, 2.00%, 2/15/25	199,219
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	201,203

	TOTAL U.S. TREASURY NOTES & BONDS (Cost $14,069,795) (19.0%)	14,248,544

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,069,795) (19.0%)	14,248,544

Shares		Value
SHORT-TERM INVESTMENTS (5.2%)

	MONEY MARKET FUNDS (5.2%)
2,628,548	State Street Navigator Securities Lending Prime Portfolio (5)	2,628,548
1,244,177	State Street Institutional Liquid Reserves Fund	1,244,177

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,872,725) (5.2%)	3,872,725
	TOTAL INVESTMENT SECURITIES (103.3%) (Cost $77,081,300)	$77,496,754
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.3%)		(2,500,549)
NET ASSETS (6) (100%)		$74,996,205
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($74,996,205 ÷ 5,050,607 shares outstanding)		$14.85

6

Schedule of Investments (unaudited) (continued)

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $2,580,562.
(4)	Treasury Inflation Protected Security (TIPS).
(5)	Securities with an aggregate market value of $2,580,562 were out on loan in exchange for $2,628,548 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $77,081,300, aggregate gross unrealized appreciation was $1,058,252, aggregate gross unrealized depreciation was $642,798 and the net unrealized appreciation was $415,454.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$3,829,045	$-	$3,829,045
Commercial Mortgage-Backed Securities	-	4,296,958	-	4,296,958
Corporate Bonds & Notes*	-	31,007,188	-	31,007,188
Foreign Government Obligations	-	594,375	-	594,375
Long-Term Municipal Securities*	-	1,861,020	-	1,861,020
Short-Term Municipal Securities	-	253,975	-	253,975
U.S. Government Agency Obligations	-	17,532,924	-	17,532,924
U.S. Treasury Obligations	-	14,248,544	-	14,248,544
Short-Term Investments	3,872,725	-	-	3,872,725
Total Investments in Securities	$3,872,725	$73,624,029	$-	$77,496,754

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015